Financial Instruments	12 Months Ended
Nov. 30, 2022
Investments, All Other Investments [Abstract]
Financial Instruments

13. Financial Instruments

The Company’s financial assets at November 30, 2022 include cash. The Company’s financial liabilities include accounts payable, accrued liabilities, withholdings taxes payable and amounts due to parent company. The carrying value of the Company’s financial liabilities approximate fair value due to their short term to maturity.

Financial Risk Management Objectives and Policies

The financial risks arising from the Company’s operations are credit risk, liquidity risk and currency risk. These risks arise from the normal course of operations and all transactions undertaken are to support our ability to continue as a going concern. The risks associated with these financial instruments and the policies on how we mitigate these risks are set out below. Management manages and monitors these exposures to ensure appropriate measures are implemented in a timely and effective manner.

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company’s credit risk is primarily associated with our bank balances. We mitigate credit risk associated with its bank balances by holding cash with large, reputable financial institutions.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to settle or manage its obligations associated with financial liabilities. To manage liquidity risk, the Company closely monitors its liquidity position, including funding provided by GoldMining pursuant to the Capital Funding Agreement, to ensure it has adequate sources of funding to finance its projects and operations. We had negative working capital as at November 30, 2022 of $1,057,400. Our accounts payable and accrued liabilities, withholdings taxes payable and amounts due to our parent company are expected to be realized or settled, respectively, within a one-year period.

Currency Risk

We report our financial statements in U.S. dollars. The Company is exposed to foreign exchange risk when it undertakes transactions and holds assets and liabilities in currencies other than our functional currency. Financial instruments that impact our net loss due to currency fluctuations include cash, accounts payable, accrued liabilities and due to parent denominated in Canadian dollars. The impact of a U.S. dollar change against Canadian dollars of 10% would have an impact of approximately $19,200 on net loss for the year ended November 30, 2022.